Equity-Based Compensation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity-Based Compensation
Units available for granting	24,008	25,497
Common units, vesting period from grand date	1 year
Total unrecognized equity compensation expense	$ 5,772
Total unrecognized equity compensation expense to be recognized over a weighted average period	3 years
Incremental Compensation Cost	$ 2,749
Incremental compensation cost recognized during the year	$ 1,988